Federated Government Obligations Fund
A Portfolio of Money Market Obligations Trust
ADVISOR SHARES (TICKER GOVXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED SEPTEMBER 30, 2019
Under the headings entitled “Summary-Purchase and Sale of Fund Shares” and “How to Purchase Shares” please change the investment minimum for Advisor Shares from $250,000 to $1,000,000.
Under the heading entitled “Accounts with Low Balances” please change the amount for Advisor Shares from $250,000 to $1,000,000.
As currently described in the Prospectus, financial intermediaries may continue to impose higher or lower minimum investment restrictions on their customers than those imposed by the Fund.
December 2, 2019
Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454935 (12/19)
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